Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	2 Months Ended	10 Months Ended
	Dec. 31, 2014	Oct. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Increase (decrease) in valuation allowance	$ 1	$ 1
Current and prior year undistributed earnings of subsidiaries operating outside the U.S	73
Amount that would affect effective tax rate	1		$ 14
Accrued interest and penalties on unrecognized tax benefits	$ 1		$ 5
Spin-off
Business Acquisition [Line Items]
Increase (decrease) in valuation allowance		$ (5)